Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities	¥ 82,312	$ 11,934	¥ 80,405